Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities
Net income (loss)	$ (239,050)	$ 22,130
Adjustments for:
Depreciation and amortization	72,420	24,476
Impairment on equipment and construction prepayments, property, plant and equipment and right-of-use assets	75,213	1,800
Impairment reversal on property, plant and equipment		(1,860)
Impairment on goodwill	17,900
Net financial (income) expenses	(27,560)	21,003
Digital assets mined	(138,985)	(164,393)
Proceeds from sale of digital assets mined	158,674	6,387
Realized loss on disposition of digital assets	150,810	289
Change in unrealized (gain) loss on revaluation of digital assets	(2,166)	4,861
Share-based payment	21,788	22,585
Income tax expense (recovery)	(17,412)	8,842
Loss (gain) on disposition of property, plant and equipment	1,277	(848)
Interest and financial expenses paid	(17,724)	(3,981)
Income taxes paid	(14,957)
Changes in non-cash working capital components	(3,978)	15,390
Net change in cash related to operating activities	36,250	(43,319)
Cash flows used in investing activities
Purchase of property, plant and equipment	(153,138)	(108,161)
Proceeds from sale of property, plant and equipment	10,500	1,109
Purchase of marketable securities	(150,730)	(6,692)
Proceeds from disposition of marketable securities	202,379	12,841
Purchase of digital assets	(43,237)
Proceeds from sale of digital assets purchased	21,055
Acquisition through business combination		(23,000)
Equipment and construction prepayments and other	(41,840)	(85,095)
Net change in cash related to investing activities	(155,011)	(208,998)
Cash flows from financing activities
Issuance of common shares and warrants	54,086	259,174
Exercise of warrants and stock options	21	63,317
Repayment of credit facility	(100,000)
Repayment of lease liabilities	(6,077)	(4,233)
Repayment of long-term debt	(31,221)	(20,499)
Proceeds from long-term debt	67,201	14,227
Proceeds from credit facility	40,000	60,000
Net change in cash related to financing activities	24,010	371,986
Net increase (decrease) in cash	(94,751)	119,669
Cash, beginning of the year	125,595	5,947
Exchange rate differences on currency translation	43	(21)
Cash, end of the year	$ 30,887	$ 125,595